Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2017	2018
	RMB	RMB	US$

Accounts receivable	2,702,653	2,115,095	307,628
Less: Allowance for doubtful accounts	(560,465)	(491,536)	(71,491)
Total accounts receivable, net	2,142,188	1,623,559	236,137

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	(527,335)	(529,120)	(560,465)	(81,516)
Additions	(61,482)	(139,652)	(42,167)	(6,132)
Reversal of allowance for doubtful accounts	66,586	42,365	80,866	11,761
Write-off of accounts receivable	5,204	65,942	30,230	4,396
Reversal of partial accounts receivable written off in prior years	(12,093)	-	-	-
Ending balance	(529,120)	(560,465)	(491,536)	(71,491)

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	(527,335)	(529,120)	(560,465)	(81,516)
Additions	(61,482)	(139,652)	(42,167)	(6,132)
Reversal of allowance for doubtful accounts	66,586	42,365	80,866	11,761
Write-off of accounts receivable	5,204	65,942	30,230	4,396
Reversal of partial accounts receivable written off in prior years	(12,093)	-	-	-
Ending balance	(529,120)	(560,465)	(491,536)	(71,491)

Allowance for doubtful accounts was provided based on a number of factors, including some customers’ financial conditions and creditworthiness. For the years ended December 31, 2016, 2017 and 2018, allowance for doubtful accounts was provided against receivables from certain customers who encountered financial difficulties and against certain customers who delayed payments to the Company.

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made. Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 423,854 and RMB 250,568 (US$ 36,444) as of December 31, 2017 and 2018, respectively. The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks. Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2017 and 2018, 13.7% and 10.4%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2017 and 2018, no accounts receivable was pledged to secure short-term bank borrowings.

As of December 31, 2017 and 2018, costs recognized in excess of amounts billed to customers amounted to RMB 8,962 and RMB 21,242 (US$ 3,090), representing contract assets, respectively, and are included in accounts receivable in the consolidated balance sheets.